Subsequent Events - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended
	May 06, 2026 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2026 EUR (€)
Convertible Senior Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount		$ 575.0
Borrowings, maturity		April 1, 2028
Borrowings And Derivative Liabilities | €			€ 733.1
Events After Reporting Period [member] | Priority Review Voucher [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of intangible assets	$ 187.5
Events After Reporting Period [member] | Convertible Senior Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate	2.25%
Borrowings, maturity	2028.
Convertible ordinary shares | shares	3,635,813